Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of fair value of each grant was estimated on the grant date
	2021(1)	2020(2)
Weighted-average volatility	—	80.0%
Expected dividends	—	0.0%
Expected term (in years)	—	1 – 5
Risk-free interest rate	—	0.15% – 0.40%
____________

(1)      No new grants issued for the period ended March 31, 2021.

(2)      No new grants issued for the year ended December 31, 2020. These assumptions relate to option modifications in 2020.

	2020 (1)	2019
Weighted-average volatility	80.0%	55.0%
Expected dividends	0.0%	0.0%
Expected term (in years)	1 - 5	5 - 10
Risk-free interest rate	0.15% - 0.40%	1.98% - 2.64%

(1)	No new grants issued in 2020 prior to the Merger Transaction. These assumptions relate to option modifications in 2020.

Schedule of RSU & PSU activity
	Number of RSUs	Weighted- Average Fair Value
Outstanding RSUs at December 31, 2019	—	—
Granted	1,342,570	$9.95
Vested	(1,061,320)	(10.06)
Forfeited	—	—
Outstanding RSUs at December 31, 2020	281,250	$7.13
Granted	3,404,541	7.79
Vested	(25,946)	7.43
Forfeited	(16,151)	7.43
Outstanding RSUs at March 31, 2021	3,643,694	$7.94

	Number of RSUs	Weighted Average Fair Value
Outstanding RSUs at December 31, 2019	-	-
Granted	1,342,570	9.95
Vested	(1,061,320)	(10.06)

Outstanding RSUs at December 31, 2020	281,250	7.13
Expected RSUs to vest as of December 31, 2020	281,250	$7.13

Summary of stock option activity
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Outstanding stock options at December 31, 2019	8,264,941	$3.09	6.15

Granted	—	—
Exercised	(5,546,222)	3.13
Forfeited or expired	(1,175,557)	3.18
Outstanding stock options at December 31, 2020	1,543,162	$3.05	7.09

Granted	—
Exercised	(3,843)	8.49
Forfeited or expired	(25,896)	3.27
Outstanding stock options at March 31, 2021	1,513,423	$3.03	6.66

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)
Outstanding stock options at December 31, 2018	7,687,698	$3.09	7.39

Granted	1,276,490	3.63
Exercised	(9,509)	2.00
Forfeited or expired	(689,738)	3.86

Outstanding stock options at December 31, 2019	8,264,941	3.11	6.15

Granted	-
Exercised	(5,546,222)	3.13
Forfeited or expired	(1,175,557)	3.18

Outstanding stock options at December 31, 2020	1,543,162	3.05	7.09
Vested or expected stock options to vest at December 31, 2020	914,445	3.05	7.09
Exercisable at December 31, 2020	13,363	$6.53	4.65

Performance Shares [Member]
Schedule of fair value of each grant was estimated on the grant date
	Three Months Ended March 31,
	2021	2020(1)
Current Stock Price	$7.43	—
Expected volatility	65.0%	—
Expected term (in years)	3.5	—
Risk-free interest rate	0.24% – 0.31%	—
____________

(1)      No PSUs were issued for the three-month period ended March 31, 2020.

Schedule of RSU & PSU activity
	Number of PSUs	Weighted- Average Fair Value
Outstanding PSUs at December 31, 2020	—	—
Granted	1,523,154	$5.29
Vested	—	—
Outstanding PSUs at March 31, 2021	1,523,154	$5.29